Short-term debt	3 Months Ended
Mar. 31, 2021
Short-term debt.
Short-term debt

5.    Short-term debt

At March 31, 2021 and December 31, 2020, short-term debt consisted of the following:

Short-term debt

in € THOUS

	March 31,	December 31,
	2021	2020
Commercial paper program	684,176	19,995
Borrowings under lines of credit	442,199	42,442
Other	536	513
Short-term debt from unrelated parties	1,126,911	62,950
Short-term debt from related parties (see note 3 c)	13,714	16,320
Short-term debt	1,140,625	79,270

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At March 31, 2021 and December 31, 2020, cash and borrowings under lines of credit in the amount of €264,539 and €998,044, respectively, were offset under this cash management system.

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At March 31, 2021, the outstanding commercial paper amounted to €684,000  (December 31, 2020: €20,000).

Short-term debt from related parties

The Company and one of its subsidiaries are parties to an unsecured loan agreement, as borrowers, with Fresenius SE, as lender, under which the Company and one of its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of €600,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 3 c).